Deferred income tax assets and liabilities and income tax expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statments [Line Items]
Effective rate	28.00%	19.00%	27.00%